Shareholder Report, Holdings (Details)	Aug. 31, 2024
BNY Mellon Dynamic Value Fund | Class A | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Dynamic Value Fund | Class A | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Dynamic Value Fund | Class A | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Dynamic Value Fund | Class A | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class A | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class A | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class A | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class A | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Dynamic Value Fund | Class A | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Dynamic Value Fund | Class A | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Dynamic Value Fund | Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Dynamic Value Fund | Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Dynamic Value Fund | Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Dynamic Value Fund | Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Dynamic Value Fund | Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Dynamic Value Fund | Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Dynamic Value Fund | Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon Dynamic Value Fund | Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
BNY Mellon Dynamic Value Fund | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
BNY Mellon Dynamic Value Fund | Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
BNY Mellon Dynamic Value Fund | Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
BNY Mellon Dynamic Value Fund | Class C | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Dynamic Value Fund | Class C | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Dynamic Value Fund | Class C | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Dynamic Value Fund | Class C | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class C | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class C | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class C | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class C | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Dynamic Value Fund | Class C | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Dynamic Value Fund | Class C | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Dynamic Value Fund | Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Dynamic Value Fund | Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Dynamic Value Fund | Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Dynamic Value Fund | Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Dynamic Value Fund | Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Dynamic Value Fund | Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Dynamic Value Fund | Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon Dynamic Value Fund | Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
BNY Mellon Dynamic Value Fund | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
BNY Mellon Dynamic Value Fund | Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
BNY Mellon Dynamic Value Fund | Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
BNY Mellon Dynamic Value Fund | Class I | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Dynamic Value Fund | Class I | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Dynamic Value Fund | Class I | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Dynamic Value Fund | Class I | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class I | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class I | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class I | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class I | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Dynamic Value Fund | Class I | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Dynamic Value Fund | Class I | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Dynamic Value Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Dynamic Value Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Dynamic Value Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Dynamic Value Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Dynamic Value Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Dynamic Value Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Dynamic Value Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon Dynamic Value Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
BNY Mellon Dynamic Value Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
BNY Mellon Dynamic Value Fund | Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
BNY Mellon Dynamic Value Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
BNY Mellon Dynamic Value Fund | Class Y | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Dynamic Value Fund | Class Y | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Dynamic Value Fund | Class Y | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Dynamic Value Fund | Class Y | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class Y | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class Y | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class Y | Becton, Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Dynamic Value Fund | Class Y | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Dynamic Value Fund | Class Y | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Dynamic Value Fund | Class Y | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Dynamic Value Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Dynamic Value Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Dynamic Value Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Dynamic Value Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Dynamic Value Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Dynamic Value Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Dynamic Value Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon Dynamic Value Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
BNY Mellon Dynamic Value Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
BNY Mellon Dynamic Value Fund | Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
BNY Mellon Dynamic Value Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Aramark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Rentokil Initial PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Midcap Value Fund | Class A | RenaissanceRe Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
BNY Mellon Opportunistic Midcap Value Fund | Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Midcap Value Fund | Class A | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Aramark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Rentokil Initial PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Midcap Value Fund | Class C | RenaissanceRe Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
BNY Mellon Opportunistic Midcap Value Fund | Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Midcap Value Fund | Class C | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Aramark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Rentokil Initial PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Midcap Value Fund | Class I | RenaissanceRe Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
BNY Mellon Opportunistic Midcap Value Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Midcap Value Fund | Class I | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Aramark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Rentokil Initial PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | RenaissanceRe Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Midcap Value Fund | Class Y | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Alamos Gold, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | CNX Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Clearway Energy, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Small Cap Fund | Class I | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Opportunistic Small Cap Fund | Class I | Alamos Gold, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Opportunistic Small Cap Fund | Class I | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Opportunistic Small Cap Fund | Class I | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Small Cap Fund | Class I | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Small Cap Fund | Class I | CNX Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Small Cap Fund | Class I | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Small Cap Fund | Class I | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Class I | Clearway Energy, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Class I | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
BNY Mellon Opportunistic Small Cap Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Opportunistic Small Cap Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon Opportunistic Small Cap Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Opportunistic Small Cap Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Opportunistic Small Cap Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Opportunistic Small Cap Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Opportunistic Small Cap Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Opportunistic Small Cap Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
BNY Mellon Opportunistic Small Cap Fund | Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
BNY Mellon Opportunistic Small Cap Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
BNY Mellon Opportunistic Small Cap Fund | Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Opportunistic Small Cap Fund | Class I | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Small Cap Fund | Class Y | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Alamos Gold, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Essent Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Small Cap Fund | Class Y | CNX Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Small Cap Fund | Class Y | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Clearway Energy, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
BNY Mellon Opportunistic Small Cap Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Opportunistic Small Cap Fund | Class Y | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Technology Growth Fund | Class A | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Technology Growth Fund | Class A | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon Technology Growth Fund | Class A | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Technology Growth Fund | Class A | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Technology Growth Fund | Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Technology Growth Fund | Class A | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Technology Growth Fund | Class A | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Technology Growth Fund | Class A | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Technology Growth Fund | Class A | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Technology Growth Fund | Class A | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Technology Growth Fund | Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Technology Growth Fund | Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon Technology Growth Fund | Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
BNY Mellon Technology Growth Fund | Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	62.50%
BNY Mellon Technology Growth Fund | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Technology Growth Fund | Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Technology Growth Fund | Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Technology Growth Fund | Class A | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Technology Growth Fund | Class C | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Technology Growth Fund | Class C | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon Technology Growth Fund | Class C | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Technology Growth Fund | Class C | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Technology Growth Fund | Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Technology Growth Fund | Class C | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Technology Growth Fund | Class C | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Technology Growth Fund | Class C | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Technology Growth Fund | Class C | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Technology Growth Fund | Class C | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Technology Growth Fund | Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Technology Growth Fund | Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon Technology Growth Fund | Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
BNY Mellon Technology Growth Fund | Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	62.50%
BNY Mellon Technology Growth Fund | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Technology Growth Fund | Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Technology Growth Fund | Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Technology Growth Fund | Class C | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Technology Growth Fund | Class I | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Technology Growth Fund | Class I | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon Technology Growth Fund | Class I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Technology Growth Fund | Class I | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Technology Growth Fund | Class I | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Technology Growth Fund | Class I | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Technology Growth Fund | Class I | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Technology Growth Fund | Class I | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Technology Growth Fund | Class I | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Technology Growth Fund | Class I | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Technology Growth Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Technology Growth Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon Technology Growth Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
BNY Mellon Technology Growth Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	62.50%
BNY Mellon Technology Growth Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Technology Growth Fund | Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Technology Growth Fund | Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Technology Growth Fund | Class I | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Technology Growth Fund | Class Y | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Technology Growth Fund | Class Y | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon Technology Growth Fund | Class Y | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon Technology Growth Fund | Class Y | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Technology Growth Fund | Class Y | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Technology Growth Fund | Class Y | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Technology Growth Fund | Class Y | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Technology Growth Fund | Class Y | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Technology Growth Fund | Class Y | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Technology Growth Fund | Class Y | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Technology Growth Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
BNY Mellon Technology Growth Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BNY Mellon Technology Growth Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
BNY Mellon Technology Growth Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	62.50%
BNY Mellon Technology Growth Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Technology Growth Fund | Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Technology Growth Fund | Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Technology Growth Fund | Class Y | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%